Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Summary Of The Total Company Sales [Table Text Block]
Below is a summary of the total company sales including intercompany eliminations:

Energía Solar S.A. Sales	105,057
Tecnoglass S.A. Sales	117,678
Total Energía Solar S.A. and Tecnoglass S.A.	222,735
Less: Intercompany Sales Elimination	(39,441)
Consolidated Sales	183,294

Schedule Of Property, Plant And Equipment Estimated Useful Lives [Table Text Block]	Depreciation is computed on a straight-line basis, based on the following estimated useful lives:
Machinery and equipment	10 years
Furniture and fixtures	10 years
Office equipment and software	5 years

Depreciation is computed on a straight-line basis, based on the following estimated useful lives:

Machinery and equipment	10 years
Furniture and fixtures	10 years
Office equipment and software	5 years
Vehicles	5 years

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The inputs to the model were as follows:

	December 31, 2013	December 20, 2013

Stock Price	$8.55	$10.18
Dividend Yield	N/A	N/A
Risk-free rate	0.78%	0.70%
Expected Term	2.97	3.00
Expected Volatility	44.69	44.71

Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability [Table Text Block]
The table below provides a reconciliation of the beginning and ending balances for the warrant liability measured using significant unobservable inputs (Level 3):

Balance - December 20, 2013	$25,906
Fair value adjustment	(7,626)
Balance - December 31, 2013	$18,280